UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
February 28, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Emerging Markets Fund
Class A / EEMAX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 72	1.43% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 740,815,576
Total number of portfolio holdings	94
Portfolio turnover for the reporting period	27%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings Ltd.	7.1%
BYD Co., Ltd., Class H	3.3%
SK Hynix, Inc.	3.1%
MercadoLibre, Inc.	2.5%
Trip.com Group Ltd., ADR	2.4%
ICICI Bank Ltd., ADR	2.4%
Xiaomi Corp.	2.1%
MediaTek, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%
Equity Sector Allocation
Geographic Allocation
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings
, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund
Class C / EEMCX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 110	2.18% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 740,815,576
Total number of portfolio holdings	94
Portfolio turnover for the reporting period	27%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings Ltd.	7.1%
BYD Co., Ltd., Class H	3.3%
SK Hynix, Inc.	3.1%
MercadoLibre, Inc.	2.5%
Trip.com Group Ltd., ADR	2.4%
ICICI Bank Ltd., ADR	2.4%
Xiaomi Corp.	2.1%
MediaTek, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%
Equity Sector Allocation
Geographic Allocation
Availability of Additional
Information
For
additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund
Institutional Class / UMEMX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 60	1.18% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 740,815,576
Total number of portfolio holdings	94
Portfolio turnover for the reporting period	27%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings Ltd.	7.1%
BYD Co., Ltd., Class H	3.3%
SK Hynix, Inc.	3.1%
MercadoLibre, Inc.	2.5%
Trip.com Group Ltd., ADR	2.4%
ICICI Bank Ltd., ADR	2.4%
Xiaomi Corp.	2.1%
MediaTek, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%
Equity Sector Allocation
Geographic Allocation
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund
Institutional 2 Class / CEKRX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 55	1.08% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 740,815,576
Total number of portfolio holdings	94
Portfolio turnover for the reporting period	27%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings Ltd.	7.1%
BYD Co., Ltd., Class H	3.3%
SK Hynix, Inc.	3.1%
MercadoLibre, Inc.	2.5%
Trip.com Group Ltd., ADR	2.4%
ICICI Bank Ltd., ADR	2.4%
Xiaomi Corp.	2.1%
MediaTek, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%
Equity Sector Allocation
Geographic Allocation
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund
Institutional 3 Class / CEKYX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 53	1.04% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 740,815,576
Total number of portfolio holdings	94
Portfolio turnover for the reporting period	27%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings Ltd.	7.1%
BYD Co., Ltd., Class H	3.3%
SK Hynix, Inc.	3.1%
MercadoLibre, Inc.	2.5%
Trip.com Group Ltd., ADR	2.4%
ICICI Bank Ltd., ADR	2.4%
Xiaomi Corp.	2.1%
MediaTek, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%
Equity Sector Allocation

Geographic Allocation
Availability of Additional Information
For additional information about the
Fund
, including its prospectus, financial
information
, holdings,
federal
tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund
Class S / UMEBX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of October 2, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 47 (a)	1.18% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Key Fund Statistics
Fund net assets	$ 740,815,576
Total number of portfolio holdings	94
Portfolio turnover for the reporting period	27%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings Ltd.	7.1%
BYD Co., Ltd., Class H	3.3%
SK Hynix, Inc.	3.1%
MercadoLibre, Inc.	2.5%
Trip.com Group Ltd., ADR	2.4%
ICICI Bank Ltd., ADR	2.4%
Xiaomi Corp.	2.1%
MediaTek, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%
Equity Sector Allocation

Geographic Allocation
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
|
Columbia Emerging Markets Fund | Class A

|

SSR142_01_(04/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Emerging Markets Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Emerging Markets Fund | 2025

Portfolio of Investments
February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Argentina 0.6%
Grupo Financiero Galicia SA, ADR(a)	77,146	4,414,294
Brazil 6.0%
Banco BTG Pactual SA	422,574	2,278,073
Embraer SA, ADR(a)	139,566	6,650,320
MercadoLibre, Inc.(a)	8,552	18,146,232
NU Holdings Ltd., Class A(a)	951,299	10,226,464
Petroleo Brasileiro SA, ADR	246,631	3,292,524
WEG SA	458,476	3,779,070
Total		44,372,683
China 30.2%
Alibaba Group Holding Ltd.	878,300	14,522,422
Atour Lifestyle Holdings Ltd., ADR	154,297	4,738,461
BYD Co., Ltd., Class H	507,500	24,319,780
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
Contemporary Amperex Technology Co., Ltd., Class A	211,640	7,720,686
DiDi Global, Inc., ADR(a)	917,805	4,584,436
Eastroc Beverage Group Co., Ltd., Class A	327,371	9,970,435
Full Truck Alliance Co., Ltd., ADR	497,115	5,836,130
Fuyao Glass Industry Group Co., Ltd., Class A	741,986	5,736,319
Kanzhun Ltd., ADR(a)	117,786	1,884,576
KE Holdings, Inc., ADR	249,737	5,561,643
Medlive Technology Co., Ltd.	1,233,573	1,935,128
Meituan, Class B(a)	336,700	7,029,975
New Horizon Health Ltd.(a),(b),(c)	1,356,000	1,232,719
PDD Holdings, Inc., ADR(a)	109,359	12,433,025
PetroChina Co., Ltd., Class H	3,004,000	2,247,243
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	288,247	10,053,757
Sieyuan Electric Co., Ltd., Class A	544,800	5,472,785
Tencent Holdings Ltd.	860,700	52,973,093
Trip.com Group Ltd., ADR(a)	320,032	18,139,414
Xiaomi Corp.(a)	2,336,200	15,639,731
Yutong Bus Co., Ltd.	768,200	2,783,205
Zhejiang Shuanghuan Driveline Co., Ltd., Class A	1,006,152	5,167,514
Zijin Mining Group Co., Ltd., Class H	1,992,000	3,763,122
Total		223,745,600
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 3.9%
Eurobank Ergasias Services and Holdings SA	3,416,626	8,914,231
JUMBO SA	248,673	6,876,301
National Bank of Greece SA	1,397,722	12,978,028
Total		28,768,560
Hong Kong 1.5%
AIA Group Ltd.	456,800	3,507,488
Techtronic Industries Co., Ltd.	573,764	8,029,656
Total		11,537,144
India 15.4%
360 ONE WAM Ltd.	821,373	9,415,039
APL Apollo Tubes Ltd.	199,786	3,296,941
Bajaj Finance Ltd.	76,818	7,529,733
Bharti Airtel Ltd.	659,135	11,881,170
CG Power & Industrial Solutions Ltd.(a)	317,217	2,088,513
Cholamandalam Investment and Finance Co., Ltd.	344,065	5,544,186
Eicher Motors Ltd.	36,668	2,005,380
GAIL India Ltd.	2,002,020	3,600,311
HDFC Bank Ltd., ADR	39,025	2,404,721
ICICI Bank Ltd., ADR	648,678	18,085,143
Macrotech Developers Ltd.	220,582	2,864,364
MakeMyTrip, Ltd.(a)	32,224	3,101,882
Max Healthcare Institute Ltd.	578,770	6,493,121
NTPC Ltd.	1,299,742	4,652,369
PB Fintech Ltd.(a)	216,358	3,647,473
Persistent Systems Ltd.	86,795	5,294,380
Phoenix Mills Ltd. (The)	598,550	10,628,922
REC Ltd.	1,103,751	4,597,635
Varun Beverages Ltd.	445,941	2,222,217
Zomato Ltd.(a)	1,812,479	4,629,266
Total		113,982,766
Indonesia 0.6%
PT Bank Central Asia Tbk	9,201,900	4,689,251
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Malaysia 1.6%
CIMB Group Holdings Bhd	2,799,600	4,917,064
Tenaga Nasional Bhd	2,217,800	6,774,539
Total		11,691,603
Mexico 4.2%
Arca Continental SAB de CV	572,373	5,919,496
BBB Foods, Inc., Class A(a)	231,023	6,149,832
Gruma SAB de CV, Class B	279,789	4,823,822
Grupo Financiero Banorte SAB de CV, Class O	806,637	5,703,050
Qualitas Controladora SAB de CV	479,505	4,605,152
Vista Energy SAB de CV, ADR(a)	75,006	3,808,805
Total		31,010,157
Philippines 1.0%
BDO Unibank, Inc.	3,012,990	7,793,223
Poland 0.6%
Dino Polska SA(a)	33,868	4,161,000
Russian Federation —%
Detsky Mir PJSC(a),(b),(c),(d)	5,893,953	0
South Africa 2.1%
Capitec Bank Holdings Ltd.	46,329	7,613,374
Clicks Group Ltd.	435,489	8,020,120
Total		15,633,494
South Korea 6.8%
Coupang, Inc., Class A(a)	344,317	8,160,313
HD Hyundai Electric Co., Ltd.	30,092	6,807,633
Samsung Biologics Co., Ltd.(a)	10,082	7,718,919
Samsung Electronics Co., Ltd.	124,780	4,669,317
SK Hynix, Inc.	172,120	22,842,202
Total		50,198,384
Taiwan 19.3%
Accton Technology Corp.	486,995	9,747,873
Alchip Technologies Ltd.	83,000	8,179,413
ASE Technology Holding Co., Ltd.	1,146,000	5,791,598
ASPEED Technology, Inc.	27,000	2,873,062
Common Stocks (continued)
Issuer	Shares	Value ($)
Chroma ATE, Inc.	242,000	2,443,767
Elite Material Co., Ltd.	153,000	2,901,461
eMemory Technology, Inc.	83,000	7,261,024
Hon Hai Precision Industry Co., Ltd.	2,099,000	10,867,599
MediaTek, Inc.	327,000	14,626,439
Taiwan Semiconductor Manufacturing Co., Ltd.	2,558,048	78,023,061
Total		142,715,297
Turkey 0.5%
BIM Birlesik Magazalar AS	245,038	3,398,385
United Arab Emirates 2.9%
Aldar Properties PJSC	2,741,007	6,668,293
Emaar Properties PJSC	3,464,082	12,795,945
Salik Co. PJSC	1,643,204	2,261,069
Total		21,725,307
United States 0.6%
Freeport-McMoRan, Inc.	64,075	2,365,008
Globant SA(a)	14,764	2,222,425
Total		4,587,433
Vietnam 1.3%
FPT Corp.	988,300	5,452,534
Vietnam TechnologicaL & Commercial Joint Stock Bank	3,767,300	3,863,179
Total		9,315,713
Total Common Stocks (Cost $483,403,556)		733,740,294

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(e),(f)	8,967,619	8,966,722
Total Money Market Funds (Cost $8,965,825)		8,966,722
Total Investments in Securities (Cost $492,369,381)		742,707,016
Other Assets & Liabilities, Net		(1,891,440)
Net Assets		$740,815,576
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2025, the total value of these securities amounted to $1,232,720, which represents 0.17% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At February 28, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-12/13/2021	5,893,953	8,677,339	—

(e)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	8,385,787	93,787,792	(93,206,915)	58	8,966,722	(137)	75,335	8,967,619
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	4,414,294	—	—	4,414,294
Brazil	44,372,683	—	—	44,372,683
China	50,528,377	171,984,503	1,232,720	223,745,600
Greece	—	28,768,560	—	28,768,560
Hong Kong	—	11,537,144	—	11,537,144
India	25,813,963	88,168,803	—	113,982,766
Indonesia	—	4,689,251	—	4,689,251
Malaysia	—	11,691,603	—	11,691,603
Mexico	31,010,157	—	—	31,010,157
Philippines	7,793,223	—	—	7,793,223
Poland	—	4,161,000	—	4,161,000
Russian Federation	—	—	0 *	0 *
South Africa	8,020,120	7,613,374	—	15,633,494
South Korea	8,160,313	42,038,071	—	50,198,384
Taiwan	—	142,715,297	—	142,715,297
Turkey	3,398,385	—	—	3,398,385
United Arab Emirates	—	21,725,307	—	21,725,307
United States	4,587,433	—	—	4,587,433
Vietnam	—	9,315,713	—	9,315,713
Total Common Stocks	188,098,948	544,408,626	1,232,720	733,740,294
Money Market Funds	8,966,722	—	—	8,966,722
Total Investments in Securities	197,065,670	544,408,626	1,232,720	742,707,016

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Fund  | 2025

Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $483,403,556)	$733,740,294
Affiliated issuers (cost $8,965,825)	8,966,722
Cash	1,233
Foreign currency (cost $85,002)	84,475
Receivable for:
Investments sold	7,939,780
Capital shares sold	242,048
Dividends	478,314
Foreign tax reclaims	42,020
Expense reimbursement due from Investment Manager	3,095
Prepaid expenses	8,100
Deferred compensation of board members	198,217
Other assets	26,551
Total assets	751,730,849
Liabilities
Payable for:
Investments purchased	5,594,544
Capital shares redeemed	3,488,803
Foreign capital gains taxes deferred	1,372,317
Management services fees	22,405
Distribution and/or service fees	1,110
Transfer agent fees	55,151
Compensation of chief compliance officer	81
Compensation of board members	1,706
Other expenses	128,031
Deferred compensation of board members	251,125
Total liabilities	10,915,273
Net assets applicable to outstanding capital stock	$740,815,576
Represented by
Paid in capital	565,877,779
Total distributable earnings (loss)	174,937,797
Total - representing net assets applicable to outstanding capital stock	$740,815,576
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2025

Statement of Assets and Liabilities (continued)
February 28, 2025 (Unaudited)
Class A
Net assets	$139,420,788
Shares outstanding	10,638,339
Net asset value per share	$13.11
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.91
Class C
Net assets	$5,148,869
Shares outstanding	431,269
Net asset value per share	$11.94
Institutional Class
Net assets	$193,890,012
Shares outstanding	14,512,249
Net asset value per share	$13.36
Institutional 2 Class
Net assets	$38,180,939
Shares outstanding	2,829,337
Net asset value per share	$13.49
Institutional 3 Class
Net assets	$342,245,653
Shares outstanding	25,219,455
Net asset value per share	$13.57
Class S
Net assets	$21,929,315
Shares outstanding	1,641,446
Net asset value per share	$13.36
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Fund  | 2025

Statement of Operations
Six Months Ended February 28, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,778,867
Dividends — affiliated issuers	75,335
Foreign taxes withheld	(728,864)
Total income	4,125,338
Expenses:
Management services fees	4,576,584
Distribution and/or service fees
Class A	183,908
Class C	28,085
Transfer agent fees
Class A	111,136
Advisor Class	17,315
Class C	4,239
Institutional Class	172,626
Institutional 2 Class	12,140
Institutional 3 Class	10,463
Class S	14,313
Custodian fees	204,063
Printing and postage fees	32,658
Registration fees	53,523
Accounting services fees	21,551
Legal fees	13,402
Line of credit interest	148,204
Interest on interfund lending	25,105
Compensation of chief compliance officer	81
Compensation of board members	10,229
Deferred compensation of board members	5,401
Other	80,455
Total expenses	5,725,481
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(787,358)
Fees waived by transfer agent
Institutional 2 Class	(2,422)
Institutional 3 Class	(7,350)
Expense reduction	(1,140)
Total net expenses	4,927,211
Net investment loss	(801,873)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	189,400,475
Investments — affiliated issuers	(137)
Foreign currency translations	(146,019)
Net realized gain	189,254,319
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(162,923,102)
Investments — affiliated issuers	58
Foreign currency translations	(4,066)
Foreign capital gains tax	7,086,333
Net change in unrealized appreciation (depreciation)	(155,840,777)
Net realized and unrealized gain	33,413,542
Net increase in net assets resulting from operations	$32,611,669
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations
Net investment income (loss)	$(801,873)	$10,468,411
Net realized gain	189,254,319	3,547,018
Net change in unrealized appreciation (depreciation)	(155,840,777)	98,308,992
Net increase in net assets resulting from operations	32,611,669	112,324,421
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,521,877)	—
Class C	(19,728)	—
Institutional Class	(2,499,509)	—
Institutional 2 Class	(567,544)	—
Institutional 3 Class	(5,101,108)	—
Class S	(291,012)	—
Total distributions to shareholders	(10,000,778)	—
Decrease in net assets from capital stock activity	(397,557,887)	(214,769,501)
Total decrease in net assets	(374,946,996)	(102,445,080)
Net assets at beginning of period	1,115,762,572	1,218,207,652
Net assets at end of period	$740,815,576	$1,115,762,572
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2025 (Unaudited)		August 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	270,345	3,574,927	800,725	9,774,297
Distributions reinvested	111,048	1,435,855	—	—
Shares redeemed	(1,365,907)	(18,075,366)	(3,395,697)	(41,316,126)
Net decrease	(984,514)	(13,064,584)	(2,594,972)	(31,541,829)
Advisor Class
Shares sold	151,850	2,065,179	960,692	11,986,919
Shares redeemed	(3,947,669)	(53,182,658)	(968,989)	(12,017,964)
Net decrease	(3,795,819)	(51,117,479)	(8,297)	(31,045)
Class C
Shares sold	10,321	124,313	27,248	299,776
Distributions reinvested	1,663	19,623	—	—
Shares redeemed	(85,596)	(1,024,375)	(273,911)	(3,037,527)
Net decrease	(73,612)	(880,439)	(246,663)	(2,737,751)
Institutional Class
Shares sold	5,506,301	73,550,216	12,857,077	158,675,132
Distributions reinvested	169,138	2,229,237	—	—
Shares redeemed	(26,062,872)	(357,153,809)	(14,584,856)	(180,492,957)
Net decrease	(20,387,433)	(281,374,356)	(1,727,779)	(21,817,825)
Institutional 2 Class
Shares sold	122,953	1,684,168	681,209	8,430,438
Distributions reinvested	42,608	567,110	—	—
Shares redeemed	(1,136,294)	(15,493,202)	(4,600,167)	(56,955,845)
Net decrease	(970,733)	(13,241,924)	(3,918,958)	(48,525,407)
Institutional 3 Class
Shares sold	594,954	8,146,178	6,969,812	84,736,278
Distributions reinvested	240,282	3,214,980	—	—
Shares redeemed	(5,327,019)	(72,684,484)	(15,119,976)	(190,150,804)
Net decrease	(4,491,783)	(61,323,326)	(8,150,164)	(105,414,526)
Class R
Shares sold	—	—	67,158	789,731
Shares redeemed	—	—	(463,656)	(5,490,849)
Net decrease	—	—	(396,498)	(4,701,118)
Class S
Shares sold	1,794,571	25,526,191	—	—
Distributions reinvested	22,080	291,012	—	—
Shares redeemed	(175,205)	(2,372,982)	—	—
Net increase	1,641,446	23,444,221	—	—
Total net decrease	(29,062,448)	(397,557,887)	(17,043,331)	(214,769,501)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Class A
Six Months Ended 2/28/2025 (Unaudited)	$12.92	(0.03)	0.36	0.33	(0.14)	—	—	(0.14)
Year Ended 8/31/2024	$11.77	0.08	1.07	1.15	—	—	—	—
Year Ended 8/31/2023	$11.89	0.06	(0.18)	(0.12)	—	—	—	—
Year Ended 8/31/2022	$19.06	(0.04)	(6.88)	(6.92)	(0.16)	(0.07)	(0.02)	(0.25)
Year Ended 8/31/2021	$15.60	(0.08)	3.72	3.64	(0.18)	—	—	(0.18)
Year Ended 8/31/2020	$12.15	(0.04)	3.51	3.47	(0.02)	—	—	(0.02)
Class C
Six Months Ended 2/28/2025 (Unaudited)	$11.74	(0.07)	0.31	0.24	(0.04)	—	—	(0.04)
Year Ended 8/31/2024	$10.77	(0.02)	0.99	0.97	—	—	—	—
Year Ended 8/31/2023	$10.96	(0.03)	(0.16)	(0.19)	—	—	—	—
Year Ended 8/31/2022	$17.67	(0.15)	(6.35)	(6.50)	(0.12)	(0.07)	(0.02)	(0.21)
Year Ended 8/31/2021	$14.50	(0.20)	3.45	3.25	(0.08)	—	—	(0.08)
Year Ended 8/31/2020	$11.36	(0.13)	3.27	3.14	—	—	—	—
Institutional Class
Six Months Ended 2/28/2025 (Unaudited)	$13.19	(0.01)	0.35	0.34	(0.17)	—	—	(0.17)
Year Ended 8/31/2024	$11.98	0.11	1.10	1.21	—	—	—	—
Year Ended 8/31/2023	$12.08	0.10	(0.20)	(0.10)	—	—	—	—
Year Ended 8/31/2022	$19.32	0.01	(6.98)	(6.97)	(0.18)	(0.07)	(0.02)	(0.27)
Year Ended 8/31/2021	$15.80	(0.03)	3.77	3.74	(0.22)	—	—	(0.22)
Year Ended 8/31/2020	$12.30	(0.01)	3.56	3.55	(0.05)	—	—	(0.05)
Institutional 2 Class
Six Months Ended 2/28/2025 (Unaudited)	$13.32	(0.01)	0.36	0.35	(0.18)	—	—	(0.18)
Year Ended 8/31/2024	$12.09	0.11	1.12	1.23	—	—	—	—
Year Ended 8/31/2023	$12.18	0.10	(0.19)	(0.09)	—	—	—	—
Year Ended 8/31/2022	$19.46	0.01	(7.02)	(7.01)	(0.18)	(0.07)	(0.02)	(0.27)
Year Ended 8/31/2021	$15.92	(0.02)	3.79	3.77	(0.23)	—	—	(0.23)
Year Ended 8/31/2020	$12.38	0.01	3.60	3.61	(0.07)	—	—	(0.07)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2025 (Unaudited)	$13.11	2.56%	1.62% (c),(d)	1.43% (c),(d),(e)	(0.50% )	27%	$139,421
Year Ended 8/31/2024	$12.92	9.77%	1.54% (c)	1.42% (c),(e)	0.64%	44%	$150,214
Year Ended 8/31/2023	$11.77	(1.01% )	1.50% (c)	1.44% (c),(e)	0.53%	44%	$167,308
Year Ended 8/31/2022	$11.89	(36.71% )	1.44% (c),(d)	1.44% (c),(d),(e)	(0.27% )	48%	$206,162
Year Ended 8/31/2021	$19.06	23.40%	1.43% (c)	1.43% (c),(e)	(0.45% )	16%	$356,033
Year Ended 8/31/2020	$15.60	28.56%	1.55% (c)	1.54% (c),(e)	(0.29% )	29%	$280,741
Class C
Six Months Ended 2/28/2025 (Unaudited)	$11.94	2.07%	2.37% (c),(d)	2.18% (c),(d),(e)	(1.24% )	27%	$5,149
Year Ended 8/31/2024	$11.74	9.01%	2.29% (c)	2.18% (c),(e)	(0.14% )	44%	$5,925
Year Ended 8/31/2023	$10.77	(1.73% )	2.25% (c)	2.19% (c),(e)	(0.24% )	44%	$8,091
Year Ended 8/31/2022	$10.96	(37.18% )	2.19% (c),(d)	2.19% (c),(d),(e)	(1.04% )	48%	$10,706
Year Ended 8/31/2021	$17.67	22.45%	2.18% (c)	2.18% (c),(e)	(1.19% )	16%	$22,680
Year Ended 8/31/2020	$14.50	27.64%	2.30% (c)	2.29% (c),(e)	(1.04% )	29%	$15,742
Institutional Class
Six Months Ended 2/28/2025 (Unaudited)	$13.36	2.59%	1.35% (c),(d)	1.18% (c),(d),(e)	(0.11% )	27%	$193,890
Year Ended 8/31/2024	$13.19	10.10%	1.29% (c)	1.17% (c),(e)	0.91%	44%	$460,366
Year Ended 8/31/2023	$11.98	(0.83% )	1.25% (c)	1.19% (c),(e)	0.84%	44%	$438,829
Year Ended 8/31/2022	$12.08	(36.52% )	1.20% (c),(d)	1.20% (c),(d),(e)	0.05%	48%	$520,117
Year Ended 8/31/2021	$19.32	23.70%	1.18% (c)	1.18% (c),(e)	(0.18% )	16%	$547,997
Year Ended 8/31/2020	$15.80	28.89%	1.30% (c)	1.29% (c),(e)	(0.04% )	29%	$260,558
Institutional 2 Class
Six Months Ended 2/28/2025 (Unaudited)	$13.49	2.66%	1.28% (c),(d)	1.08% (c),(d)	(0.13% )	27%	$38,181
Year Ended 8/31/2024	$13.32	10.17%	1.20% (c)	1.07% (c)	0.90%	44%	$50,631
Year Ended 8/31/2023	$12.09	(0.74% )	1.15% (c)	1.09% (c)	0.81%	44%	$93,313
Year Ended 8/31/2022	$12.18	(36.44% )	1.09% (c),(d)	1.09% (c),(d)	0.04%	48%	$174,660
Year Ended 8/31/2021	$19.46	23.77%	1.08% (c)	1.08% (c)	(0.09% )	16%	$391,145
Year Ended 8/31/2020	$15.92	29.19%	1.16% (c)	1.15% (c)	0.10%	29%	$238,994
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2025 (Unaudited)	$13.40	(0.01)	0.37	0.36	(0.19)	—	—	(0.19)
Year Ended 8/31/2024	$12.15	0.13	1.12	1.25	—	—	—	—
Year Ended 8/31/2023	$12.24	0.11	(0.20)	(0.09)	—	—	—	—
Year Ended 8/31/2022	$19.55	0.02	(7.05)	(7.03)	(0.19)	(0.07)	(0.02)	(0.28)
Year Ended 8/31/2021	$15.99	(0.01)	3.81	3.80	(0.24)	—	—	(0.24)
Year Ended 8/31/2020	$12.44	0.02	3.60	3.62	(0.07)	—	—	(0.07)
Class S
Six Months Ended 2/28/2025 (Unaudited)(f)	$14.13	(0.02)	(0.58)(g)	(0.60)	(0.17)	—	—	(0.17)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense. For the periods indicated below, if interfund lending expense had been excluded, expenses would have been lower by:

Class	2/28/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020
Class A	0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class C	0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional Class	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class S	0.01%	—%	—%	—%	—%	—%

(d)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	2/28/2025	8/31/2022
Class A	0.04%	less than 0.01%
Class C	0.04%	less than 0.01%
Institutional Class	0.03%	less than 0.01%
Institutional 2 Class	0.04%	less than 0.01%
Institutional 3 Class	0.04%	less than 0.01%

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2025 (Unaudited)	$13.57	2.68%	1.23% (c),(d)	1.04% (c),(d)	(0.10% )	27%	$342,246
Year Ended 8/31/2024	$13.40	10.29%	1.15% (c)	1.03% (c)	1.02%	44%	$398,170
Year Ended 8/31/2023	$12.15	(0.74% )	1.10% (c)	1.05% (c)	0.91%	44%	$460,178
Year Ended 8/31/2022	$12.24	(36.41% )	1.04% (c),(d)	1.04% (c),(d)	0.13%	48%	$529,223
Year Ended 8/31/2021	$19.55	23.84%	1.03% (c)	1.03% (c)	(0.03% )	16%	$920,211
Year Ended 8/31/2020	$15.99	29.18%	1.11% (c)	1.10% (c)	0.16%	29%	$661,552
Class S
Six Months Ended 2/28/2025 (Unaudited)(f)	$13.36	(4.23% )	1.37% (c)	1.18% (c)	(0.42% )	27%	$21,929
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2025

Notes to Financial Statements
February 28, 2025 (Unaudited)
Note 1. Organization
Columbia Emerging Markets Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the

Columbia Emerging Markets Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Emerging Markets Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Columbia Emerging Markets Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.70% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2025 was 1.08% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Emerging Markets Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to January 1, 2025, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.04% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended February 28, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.03 (a)
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.04
Institutional 3 Class	0.00
Class S	0.16

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2025, these minimum account balance fees reduced total expenses of the Fund by $1,140.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.

Columbia Emerging Markets Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	13,814
Class C	—	1.00 (b)	11

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2025 through December 31, 2025 (%)	Prior to January 1, 2025 (%)
Class A	1.43	1.43
Class C	2.18	2.18
Institutional Class	1.18	1.18
Institutional 2 Class	1.10	1.07
Institutional 3 Class	1.05	1.03
Class S	1.18	1.18
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, prior to January 1, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.04% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Also prior to January 1, 2025, expenses associated with interest were included with the waivers and/or expense reimbursement arrangement. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Emerging Markets Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
At February 28, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
492,369,000	285,746,000	(35,408,000)	250,338,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(252,263,663)	—	(252,263,663)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $228,169,349 and $641,624,096, respectively, for the six months ended February 28, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	4,058,140	5.09	43

Columbia Emerging Markets Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
For the six months ended February 28, 2025, the Fund’s borrowing activity was as follows:
Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
149,183,333	5.99	6
Interest expense incurred by the Fund is recorded as Line of credit interest in the Statement of Operations. The Fund had no outstanding borrowings at February 28, 2025.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Columbia Emerging Markets Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Greater China. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater China region. The region consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries, and the Fund’s investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Columbia Emerging Markets Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At February 28, 2025, one unaffiliated shareholder of record owned 20.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 42.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Variable interest entity risk
Many Chinese companies to which the Fund seeks investment exposure use a structure known as a variable interest entity (a VIE) to address Chinese restrictions on direct foreign investment in Chinese companies operating in certain sectors. The Fund’s investment exposure to VIEs may pose additional risks because the Fund’s investment is in a holding company domiciled outside of China (a Holding Company) whose interests in the business of the underlying Chinese operating company (the VIE) are established through contracts rather than equity ownership. The VIE structure is a longstanding practice in China that, until recently, was not acknowledged by the Chinese government, creating uncertainty over the possibility that the Chinese government might cease to tolerate VIE structures at any time or impose new restrictions on the structure. In such a scenario, the Chinese operating company could be subject to penalties, including revocation of its business and operating license, or the Holding Company could forfeit its interest in the business of the Chinese operating company. Further, in case of a dispute, the remedies and rights of the Fund may be limited, and such legal uncertainty may be exploited against the interests of the Fund. Control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the contractual arrangements, is subject to legal proceedings, or if any physical instruments or property of the VIE, such as seals, business registration certificates, financial data and licensing arrangements (sometimes referred to as “chops”), are used without authorization. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. In addition to the risk of government intervention, investments through a VIE structure are subject to the risks that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, that Chinese law changes in a way that adversely affects the enforceability of the arrangements and that the contracts are otherwise not enforceable under Chinese law, in which case a Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Further, the Fund is not a VIE owner/shareholder and cannot exert influence through proxy voting or other means. Foreign companies listed on stock exchanges in the United States, including companies using the VIE structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of U.S. regulators. Recently, however, China has proposed the adoption of rules which would affirm that VIEs are legally permissible, though there remains significant uncertainty over how these rules will operate. Any of these risks could reduce the liquidity and value of the Fund’s investments in Holding Companies or render them valueless.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Emerging Markets Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Emerging Markets Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Emerging Markets Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR142_08_R01_(04/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	April 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	April 22, 2025